Aug. 2, 2005

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

Re:      AXP Partners Series, Inc.
                  AXP Partners Aggressive Growth Fund
                  AXP Partners Fundamental Value Fund
                  AXP Partners Growth Fund
                  AXP Partners Select Value Fund
                  AXP Partners Small Cap Core Fund
                  AXP Partners Small Cap Value Fund
                  AXP Partners Value Fund
         Post-Effective Amendment No. 13
         File Nos.:  333-57852/811-10321

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 13 (Amendment). This Amendment was filed electronically on July 28, 2005.

If you have any questions regarding this filing, please contact either me at
(612) 671-7981 or Katina Walker at (612) 671-6990.

Sincerely,



/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.